STOCKHOLDERS' EQUITY (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended												12 Months Ended				12 Months Ended		12 Months Ended										12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Stock Plans	Dec. 31, 2010 Stock Plans	Dec. 31, 2009 Stock Plans	Dec. 31, 2010 Stock Plans Minimum [Member]	Dec. 31, 2010 Stock Plans Maximum [Member]	Dec. 31, 2011 Terex Corporation 2009 Omnibus Incentive Plan (the "2009 Plan")	May 31, 2011 Terex Corporation 2009 Omnibus Incentive Plan (the "2009 Plan")	Apr. 30, 2011 Terex Corporation 2009 Omnibus Incentive Plan (the "2009 Plan")	May 31, 2011 Terex Corporation 2009 Omnibus Incentive Plan (the "2009 Plan") Maximum [Member]	Dec. 31, 2011 Terex Corporation 2000 Incentive Plan (the "2000 Plan")	May 31, 2004 Terex Corporation 2000 Incentive Plan (the "2000 Plan")	May 31, 2002 Terex Corporation 2000 Incentive Plan (the "2000 Plan")	Apr. 30, 2002 Terex Corporation 2000 Incentive Plan (the "2000 Plan")	Dec. 31, 2011 Terex Corporation Long-term Incentive Plan (the "1996 Plan")	May 31, 1999 Terex Corporation Long-term Incentive Plan (the "1996 Plan")	Dec. 31, 2011 Stock Options years	Dec. 31, 2010 Stock Options	Dec. 31, 2009 Stock Options	Dec. 31, 2011 All Company Stock Plans [Member] years	Dec. 31, 2010 All Company Stock Plans [Member] years	Dec. 31, 2009 All Company Stock Plans [Member] years	Dec. 31, 2011 Restricted stock awards years	Dec. 31, 2010 Restricted stock awards	Dec. 31, 2009 Restricted stock awards	Dec. 31, 2011 Restricted stock awards All Company Stock Plans [Member]	Dec. 31, 2011 Restricted stock awards Market Condition Award [Member]
Share-based compensation arrangements
Shares authorized for issuance (in shares)										5,000,000	3,000,000	5,000,000		12,000,000	7,000,000	4,000,000		4,000,000
Shares available for grant (in shares)									3,500,000
Shares vesting period (in years)													4 years				4 years
Shares contract term (in years)													P10Y				P10Y
Shares granted during period (in shares)				0	0	0
Intrinsic value of options exercised (in dollars)																			$ 0.3	$ 0.3	$ 0.3
Number of Options
Outstanding at the beginning of the period (in shares)																			963,332
Exercised (in shares)																			(105,702)
Canceled or expired (in shares)																			(31,437)
Outstanding at the end of the period (in shares)																			826,193	963,332
Exercisable at the end of the period (in shares)																			826,193
Vested at the end of the period (in shares)																			826,193
Weighted Average Exercise Price Per Share
Outstanding at the beginning of the period (in dollars per share)																			$ 18.97
Exercised (in dollars per share)																			$ 10.67
Canceled or expired (in dollars per share)																			$ 48.83
Outstanding at the end of the period (in dollars per share)																			$ 18.89	$ 18.97
Exercisable at the end of the period (in dollars per share)																			$ 18.89
Vested at the end of the period (in dollars per share)																			$ 18.89
Weighted Average Remaining Contractual Life (in years)
Outstanding at the end of the period (in years)																			1.91
Exercisable at the end of the period (in years)																			1.91
Vested at the end of the period (in years)																			1.91
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars)																			2.0
Exercisable at the end of the period (in dollars)																			2.0
Vested at the end of the period (in dollars)																			2.0
Percentage of awards that vest over a four year period (as a percent)																												18.00%
Percentage of awards that vest on each of the first four anniversary dates of the grant (as a percent)																												25.00%
Percentage of awards that vest over a five year period (as a percent)																												33.00%
Percentage of awards that vest over a three year period (as a percent)																												49.00%
Percentage of awards that vest evenly over three year period (as a percent)																												49.00%
Percentage of awards that vest at end of three year period (as a percent)																												51.00%
Percentage of awards subject to performance conditions (as a percent)																												34.00%
Number of shares of restricted stock with fair value based on market condition, instead of market price (in shares)																													759,000
Assumptions used in valuation
Dividend yields (as a percent)																						0.00%	0.00%	0.00%
Expected volatility (as a percent)																						80.29%	59.04%	71.93%
Risk-free interest rate (as a percent)																						1.04%	3.04%	1.38%
Expected life (in years)																						3	4	3
Weighted average fair value at date of grant for options granted (in dollars per share)							$ 16.17	$ 19.08														$ 41.96		$ 5.74	$ 34.99	$ 20.18	$ 8.24
Unrecognized compensation costs (in dollars)																									43.7
Weighted average period of unrecognized compensation costs will be recognized (in years)																									2.6
Total fair value of shares vested (in dollars)																									26.3	33.1	45.3
Shares of common stock contributed to employee stock trust	45,000
Restricted Stock Awards
Nonvested at the beginning of the period (in shares)																									3,836,696
Granted (in shares)																									1,035,103
Vested (in shares)																									(891,095)
Canceled or expired (in shares)																									(845,764)
Nonvested at the end of the period (in shares)																									3,134,940	3,836,696
Weighted Average Grant Date Fair Value
Nonvested at the beginning of the period (in dollars per shares)																									$ 24.74
Granted (in dollars per shares)																									$ 34.99
Vested (in dollars per shares)																									$ 29.52
Cancelled or expired (in dollars per shares)																									$ 40.62
Nonvested at the end of the period (in dollars per shares)																									$ 22.91	$ 24.74
Compensation expense recognized under all stock-based compensation arrangements (in dollars)	23.6	45.3	39.7
Tax benefit related to stock-based compensation arrangements (in dollars)	7.1	14.1	12.0
Cash received from option exercises under all stock-based compensation arrangements (in dollars)	$ 1.1